Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Significant accounting judgements, estimates and assumptions
4.	Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, income taxes and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. These include, but are not limited to:

Impairment of goodwill

The Group tests goodwill for impairment at least annually or more frequently where indicators of impairment exist. This requires management to estimate the recoverable amount of the relevant cash-generating unit, including assumptions relating to future cash flows, growth rates and discount rates. Changes in these assumptions could result in material adjustments to the carrying value of goodwill.

Business combinations and purchase price allocation

The identification and valuation of identifiable assets and liabilities acquired in a business combination require the use of significant estimates and assumptions, including the valuation of intangible assets and determination of fair values. These estimates may be refined during the measurement period.

Fair value of derivative financial instruments

The Group measures certain financial instruments at fair value through profit or loss. The valuation of these instruments requires the use of valuation techniques and key assumptions, including share price volatility and other market-based inputs. Changes in these assumptions may result in significant movements in profit or loss.

Deferred taxation

The recognition of deferred tax assets and liabilities requires management judgement in assessing the recoverability of future taxable profits and the expected reversal of temporary differences, including those arising from business combinations.

Assessment of control and deconsolidation

The determination of whether the Group has control over an entity requires judgement, particularly in situations involving insolvency or other legal processes. Changes in control result in deconsolidation and may significantly impact the Group’s financial position and results.